Employee Compensation - Share-Based Compensation - Summary of Options Outstanding and Exercisable by Range of Exercise Price (Detail) - Employee Stock Options [Member]	12 Months Ended
	Oct. 31, 2019 CAD ($) yr	Oct. 31, 2018 CAD ($)	Oct. 31, 2017 CAD ($)	Oct. 31, 2016 CAD ($)
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options	6,108,307	6,095,201	7,525,296	9,805,299
Weighted- average exercise price	$ 76.59	$ 72.19	$ 72.05	$ 77.41
Number of stock options	3,507,803	3,782,481	4,584,375
Weighted- average exercise price	$ 64.57	$ 61.39	$ 67.42
Range of exercise prices $50.01 to $60.00 [member]
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options	1,229,196
Weighted- average remaining contractual life (years) | yr	1.7
Weighted- average exercise price	$ 56.42
Number of stock options	1,229,196
Weighted- average remaining contractual life (years)	1.7
Weighted- average exercise price	$ 56.42
Range of exercise prices $60.01 to $70.00 [member]
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options	1,535,630
Weighted- average remaining contractual life (years) | yr	3.7
Weighted- average exercise price	$ 64.71
Number of stock options	1,535,630
Weighted- average remaining contractual life (years)	3.7
Weighted- average exercise price	$ 64.71
Range of exercise prices $70.01 to $80.00 [member]
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options	1,082,146
Weighted- average remaining contractual life (years) | yr	5.7
Weighted- average exercise price	$ 77.59
Number of stock options	741,659
Weighted- average remaining contractual life (years)	5.5
Weighted- average exercise price	$ 77.75
Range of exercise prices $80.01 to $90.00 [member]
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options	928,566
Weighted- average remaining contractual life (years) | yr	9.1
Weighted- average exercise price	$ 89.89
Number of stock options	753
Weighted- average remaining contractual life (years)	0.5
Weighted- average exercise price	$ 81.77
Range of exercise prices $90.01 and over [member]
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options	1,332,769
Weighted- average remaining contractual life (years) | yr	7.6
Weighted- average exercise price	$ 98.81
Number of stock options	565
Weighted- average remaining contractual life (years)	0.5
Weighted- average exercise price	$ 99.02